Commitments and Contingencies (Details) - Schedule of future minimum rental payments under all non-cancelable operating leases $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of future minimum rental payments under all non-cancelable operating leases [Abstract]
2021 (remaining six months)	$ 276
2022	849
2023	874
2024	900
2025	151
Total	$ 3,050